Consolidated Statements of Changes in Shareholders’ Equity - ARS ($) $ in Millions	Share capital	Treasury shares	Inflation adjustment of share capital and treasury shares [1]	Share premium	Additional paid-in capital from treasury shares	Legal reserve	Special reserve Resolution CNV 609/12 [2]	Other reserves		Retained earnings	Subtotal	Non-controlling interest	Cost of treasury shares	Changes in non-controlling interest	Reserve for currency translation adjustment	Reserve shared-based compensation	Revaluation Surplus [Member]	Special reserve	Reserve for the acquisition of securities issued by the Company	Other comprehensive income from subsidiaries	Other reserves from subsidiaries	Total other reserves	Total
Begining Balance at Jun. 30, 2017	$ 499	$ 3	$ 9,786	$ 10,592	$ 89	$ 286	$ 5,179	$ 7,113	[3]	$ 19,477	$ 53,024	$ 97,860	$ (138)	$ 760	$ 5,848	$ 460			$ 87	$ 9	$ 87	$ 7,113	$ 150,884
Statement Line Items [Line Items]
(Loss) / profit for the year									[3]	6,106	6,106	21,314											27,420
Other comprehensive (loss) / income for the year								(331)	[3]		(331)	17,023			(389)		$ 196				(138)	(331)	16,692
Total comprehensive income for the year								(331)	[3]	6,106	5,775	38,337			(389)		196				(138)	(331)	44,112
As resolved by Ordinary and Extraordinary Shareholders' Meeting held on October
Legal reserve						87			[3]	(87)
Cash dividends									[3]	(1,065)	(1,065)												(1,065)
Reserve for new developments								3,947	[3]	(3,947)								3,947				3,947
Purchase own shares in portfolio	(17)	17						(1,779)	[3]		(1,779)		(1,779)									(1,779)	(1,779)
Changes of interest in subsidiaries									[3]			17											17
Share of changes in subsidiaries' equity								(2,833)	[3]	105	(2,728)			(2,833)								(2,833)	(2,728)
Reserve for share-based payments								7	[3]		7	113				7						7	120
Equity incentive plan granted					2				[3]		2												3
Decrease due to loss of control (Note 4 (j))									[3]			(16,765)											(16,765)
Changes in non-controlling interest									[3]			9,000											9,000
Dividends distribution to non-controlling interest									[3]			(5,371)											(5,371)
Capitalized contributions									[3]			17											17
Issuance of capital									[3]			7											7
Acquisition of non-controlling interest									[3]			3											3
Ending Balance at Jun. 30, 2018	482	20	9,786	10,592	91	373	5,179	6,124	[4]	20,589	53,236	123,218	(1,917)	(2,073)	5,459	467	196	3,947	87	(51)	9	6,124	176,454
Statement Line Items [Line Items]
Adjustments previous years (IFRS 9 and 15) (Note 2.2)									[4]	(201)	(201)	(135)											(336)
Restated balance at Jun. 30, 2018	482	20	9,786	10,592	91	373	5,179	6,124	[4]	20,388	53,035	123,083											176,118
Statement Line Items [Line Items]
(Loss) / profit for the year									[4]	(26,796)	(26,796)	(13,933)											(40,729)
Other comprehensive (loss) / income for the year								(282)	[4]		(282)	(522)			(910)		795			(167)		(282)	(804)
Total comprehensive income for the year								(282)	[4]	(26,796)	(27,078)	(14,455)			(910)		795			(167)		(282)	(41,533)
As resolved by Ordinary and Extraordinary Shareholders' Meeting held on October
Results/Share distribution								32,531	[4]	(32,531)								32,531				32,531
Purchase own shares in portfolio	(17)	17						(1,228)	[4]		(1,228)		(1,228)									(1,228)	(1,228)
Distribution of dividends in shares	21	(21)							[4]			(535)	1,481					(1,481)					(535)
Reserve for share-based payments								16	[4]		16	80				16						16	96
Changes in non-controlling interest								(703)	[4]		(703)	(775)		(703)								(703)	(1,478)
Reversal by sale of investment properties								(31)	[4]	31							(31)					(31)
Dividends distribution to non-controlling interest									[4]			4,246											(4,246)
Irrevocable contributions												7											7
Ending Balance at Jun. 30, 2019	486	16	9,786	10,592	91	373	5,179	36,427	[5]	(38,908)	24,042	103,159	(1,664)	(2,776)	960	4,549	483	34,997	(218)	87	9	36,427	127,201
Statement Line Items [Line Items]
Adjustments previous years (IFRS 9 and 15) (Note 2.2)									[5]	(814)	(814)	(1,352)											(2,166)
Restated balance at Jun. 30, 2019	486	16	9,786	10,592	91	373	5,179	36,427	[5]	(39,722)	23,228	101,807											125,035
Statement Line Items [Line Items]
(Loss) / profit for the year									[5]	3,929	3,929	16,074											20,003
Other comprehensive (loss) / income for the year								(1,508)	[5]		(1,508)	12,925			328	(1,565)			(271)			(1,508)	11,417
Total comprehensive income for the year								(1,508)	[5]	3,929	2,421	28,999			328	(1,565)			(271)			(1,508)	31,420
As resolved by Ordinary and Extraordinary Shareholders' Meeting held on October
Incorporation by business combination									[5]			7,442											7,442
Treasury shares distribution	13	(13)						1,512	[5]	(1,512)			1,512									1,512
Reserve for share-based payments					(1)			(3)	[5]		(4)	(7)	2				(5)					(3)	(11)
Decrease due to loss of control (Note 4 (j))									[5]			(43,301)											(43,301)
Loss absorption							(4,409)	(34,997)	[5]	39,406								(34,997)				(34,997)
Other changes in equity									[5]	(61)	(61)	211		(93)			16		19		58		150
Changes in non-controlling interest								(425)	[5]		(425)	4,815		(425)								(425)	4,390
Dividends distribution to non-controlling interest									[5]			(3,003)											(3,003)
Capitalized contributions									[5]			31											31
Ending Balance at Jun. 30, 2020	$ 499	$ 3	$ 9,786	$ 10,592	$ 90	$ 373	$ 770	$ 1,006	[5]	$ 2,040	$ 25,159	$ 96,994	$ (150)	$ (3,294)	$ 1,288	$ 2,984	$ 494		$ (470)	$ 87	$ 67	$ 1,006	$ 122,153

[1]	Includes Ps. 1 and Ps. 1 of inflation adjustment of Treasury shares as of June 30, 2020 and 2019, respectively.
[2]	Related to CNV General Resolution N 609/12. See Note 19.
[3]	Group's other reserves for the year ended June 30, 2018 were as follows:
[4]	Group's other reserves for the year ended June 30, 2019 were as follows:
[5]	Group's other reserves for the year ended June 30, 2020 were as follows: